CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	41,028,571	40,041,870
Ordinary shares, outstanding	41,028,571	40,041,870
Net of allowance for credit losses	$ 0	$ 23